PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of prepayments and other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses	$ 5,845	$ 13,092
Advance to employees	903	1,334
Receivable from a broker for exercise of employee stock options	808	0
Rental deposits and others	4,876	7,668
Interest receivable	2,902	1,021
Rent paid to original lessors for sublease services	5,590	6,793
Receivable for real estate properties	0	989
Properties held for sale	5,429	0
Others	6,351	8,927
Prepayments and other current assets	$ 32,704	$ 39,824